May 2, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:Variable Annuity Account VIII
File Nos.:  033-85592 and 811-08836
Post Affective Amendment Numbers: 19 and 38

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account VIII does not differ from that contained in Post-Effective Amendment No. 19 under the Securities Act of 1933 and Post-Effective Amendment No. 38 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 29, 2011.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

/s/ Chris Swickard

Chris Swickard
Vice President, Associate General Counsel and Assistant Secretary
Security Benefit Life Insurance Company